SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions						2 Months Ended	6 Months Ended	12 Months Ended
	Aug. 11, 2021 USD ($) $ / shares	Jul. 30, 2021 USD ($)	Jul. 02, 2021 USD ($)	Feb. 26, 2021 shares	Feb. 16, 2021 USD ($)	Mar. 10, 2021 shares	Jun. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 09, 2020 $ / shares	Aug. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Subsequent Event [Line Items]
Vesting period								1 year
Common stock par value (in dollars per share)							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Restricted Stock Units
Subsequent Event [Line Items]
Vesting period							4 years	4 years
Common Class A
Subsequent Event [Line Items]
Common stock par value (in dollars per share)							$ 0.0001	$ 0.0001
ExOne Company | Stock Price is Between $9.70 and $7.94 per Share
Subsequent Event [Line Items]
Payment to acquire business | $	$ 192.0
Purchase consideration | $	575.0
Common stock fair value issued for acquisition | $	$ 383.0
Subsequent Event | Private Placement Warrants
Subsequent Event [Line Items]
Warrants exercised on a cashless basis | shares						10,003,000
Subsequent Event | Warrants
Subsequent Event [Line Items]
Warrants exercised for cash | shares				11,898,122
Subsequent Event | Dental Arts Laboratories Inc
Subsequent Event [Line Items]
Payment to acquire business | $		$ 26.3
Value of stock issued for acquisition | $		$ 11.0
Subsequent Event | Dental Arts Laboratories Inc | Restricted Stock Units
Subsequent Event [Line Items]
Vesting period		4 years
Subsequent Event | AIDRO Srl
Subsequent Event [Line Items]
Payment to acquire business | $			$ 6.0
Value of stock issued for acquisition | $			$ 3.2
Subsequent Event | AIDRO Srl | Restricted Stock Units
Subsequent Event [Line Items]
Vesting period			4 years
Subsequent Event | ExOne Company
Subsequent Event [Line Items]
Consideration in cash and stock per share	$ 25.50
Cash consideration per share	8.50
Subsequent Event | ExOne Company | Minimum
Subsequent Event [Line Items]
Share price	$ 7.94
Ownership percentage after merger	12.00%
Subsequent Event | ExOne Company | Maximum
Subsequent Event [Line Items]
Share price	$ 9.70
Ownership percentage after merger	15.00%
Subsequent Event | ExOne Company | Stock Price is Between $9.70 and $7.94 per Share
Subsequent Event [Line Items]
Exchange ratio	1.9274
Average share price	$ 8.82
Subsequent Event | ExOne Company | Stock Price is Between $9.70 and $7.94 per Share | Minimum
Subsequent Event [Line Items]
Share price	7.94
Subsequent Event | ExOne Company | Stock Price is Between $9.70 and $7.94 per Share | Maximum
Subsequent Event [Line Items]
Share price	9.70
Subsequent Event | ExOne Company | Stock Price Greater Than $9.70
Subsequent Event [Line Items]
Share price	$ 9.70
Exchange ratio	1.7522
Subsequent Event | ExOne Company | Stock price is Less Than $7.94
Subsequent Event [Line Items]
Share price	$ 7.94
Exchange ratio	2.1416
Subsequent Event | ExOne Company | Common Class A
Subsequent Event [Line Items]
Common stock par value (in dollars per share)	$ 0.0001
Subsequent Event | EnvisionTEC US, LLC And Affiliates
Subsequent Event [Line Items]
Payment to acquire business | $					$ 143.8